DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of debt instruments

	Balance at December 31, 2016	Proceeds from borrowings	Repayments of borrowings	Interest accrued and other	Translation differences	Balance at December 31, 2017
	(€ thousand)
Borrowings from banks	836,886	10,074	(800,943)	264	(8,222)	38,059
Bonds	497,614	694,172	—	1,731	—	1,193,517
Securitizations	485,670	232,520	(91,405)	178	(70,687)	556,276
Other debt	27,871	34,804	(43,084)	—	(1,262)	18,329
Total debt	1,848,041	971,570	(935,432)	2,173	(80,171)	1,806,181

Disclosure of debt maturity
The breakdown of debt by nature and by maturity is as follows:

	At December 31,
	2017				2016
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ thousand)
Bonds	—	694,623	498,894	1,193,517	—	—	497,614	497,614
Securitizations	254,891	301,385	—	556,276	144,597	341,073	—	485,670
Borrowings from banks	32,811	5,248	—	38,059	227,408	609,478	—	836,886
Other debt	18,329	—	—	18,329	27,871	—	—	27,871
Total debt	306,031	1,001,256	498,894	1,806,181	399,876	950,551	497,614	1,848,041